Shareholders’ Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Preferred Stock, Convertible, Terms	Series A-2 Preferred Stock and Series A-1 Preferred Stock convert 1-1 to commons stock
Share Price		$ 1.00
Board Of Directors [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services	100,000	100,000
Share Price	$ 1.00
Series A-2 Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.15
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 20.0
Series A-1 Preferred Stock [Member]
Class of Stock [Line Items]
Shares Issued, Price Per Share	$ 0.15
Proceeds from Issuance of Preferred Stock and Preference Stock	$ 20.0